METROPOLITAN WEST FUNDS

Supplement dated December 30, 2021 to the

Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”)

dated July 29, 2021, as supplemented

For current and prospective investors in the Metropolitan West AlphaTrak 500 Fund (the “AlphaTrak 500 Fund”), the Metropolitan West Corporate Bond Fund (the “Corporate Bond Fund”), the Metropolitan West Opportunistic High Income Credit Fund (the “Opportunistic High Income Credit Fund”), as well as the Metropolitan West Flexible Income Fund, the Metropolitan West Intermediate Bond Fund, the Metropolitan West Investment Grade Credit Fund, the Metropolitan West Low Duration Bond Fund, the Metropolitan West Strategic Income Fund, the Metropolitan West Total Return Bond Fund, the Metropolitan West Ultra Short Bond Fund and the Metropolitan West Unconstrained Bond Fund (collectively, the “Funds”):

Effective December 31, 2021, Tad Rivelle, one of the portfolio managers for the Funds, will retire from the Adviser. Therefore, effective the same date, all references to Mr. Rivelle in the Prospectus and SAI are removed in their entirety.

Also effective December 31, 2021, Bryan T. Whalen, Bret R. Barker and Ruben Hovhannisyan will be added to the portfolio management team of the AlphaTrak 500 Fund; Steven J. Purdy will be added to the portfolio management team of the Corporate Bond Fund; and Laird R. Landmann and Jerry Cudzil will be added to the portfolio management team of the Opportunistic High Income Credit Fund.

Therefore, effective December 31, 2021, the disclosure under the heading “Metropolitan West AlphaTrak 500 Fund — Portfolio Managers” on page 6 of the Prospectus is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	24 Years	Founding Partner and Generalist Portfolio Manager

Bryan T. Whalen, CFA	Since December 2021	Generalist Portfolio Manager

Bret R. Barker	Since December 2021	Managing Director

Ruben Hovhannisyan	Since December 2021	Managing Director

Also effective December 31, 2021, the disclosure under the heading “Metropolitan West Corporate Bond Fund — Portfolio Managers” on page 11 of the Prospectus is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Bryan T. Whalen, CFA	3 Years	Generalist Portfolio Manager

Jerry Cudzil	3 Years	Managing Director

Tammy Karp	Since July 2020	Managing Director

Steven J. Purdy	Since December 2021	Managing Director

Also effective December 31, 2021, the disclosure under the heading “Metropolitan West Opportunistic High Income Credit Fund — Portfolio Managers” on page 56 of the Prospectus is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen J. Purdy	Since July 2021 (inception of the Fund)	Managing Director

Harrison Choi	Since July 2021 (inception of the Fund)	Specialist Portfolio Manager, Head of Securitized Trading

Brian Gelfand	Since July 2021 (inception of the Fund)	Senior Vice President, Fixed Income

Laird R. Landmann	Since December 2021	Founding Partner and Generalist Portfolio Manager

Jerry Cudzil	Since December 2021	Managing Director

In addition, effective December 31, 2021, disclosure relating to Laird R. Landmann under the heading “Management of the Funds — Portfolio Managers” on page 114 of the Prospectus is deleted in its entirety and replaced with the following::

Laird R. Landmann

Group Managing Director of the Adviser, has been with the Adviser since August 1996. Mr. Landmann manages the Flexible Income Fund, the Floating Rate Income Fund, the High Yield Bond Fund, the Intermediate Bond Fund, the Investment Grade Credit Fund, the Low Duration Bond Fund, the Opportunistic High Income Credit Fund, the Strategic Income Fund, the Total Return Bond Fund, the Ultra Short Bond Fund and the Unconstrained Bond Fund.

In addition, effective December 31, 2021, the disclosure relating to Jerry Cudzil under the heading “Management of the Funds — Portfolio Managers” on page 114 of the Prospectus is deleted in its entirety and replaced with the following:

Jerry Cudzil

Managing Director of the Adviser, has been with the Adviser since May 2012. Mr. Cudzil manages the Corporate Bond Fund, the Floating Rate Income Fund, the High Yield Bond Fund and the Opportunistic High Income Credit Fund.

In addition, effective December 31, 2021, disclosure relating to Brian T. Whalen under the heading “Management of the Funds — Portfolio Managers” on page 115 of the Prospectus is deleted in its entirety and replaced with the following:

Brian T. Whalen, CFA

Group Managing Director of the Adviser, has been with the Adviser since 2004. Mr. Whalen manages the AlphaTrak 500 Fund, the Corporate Bond Fund, the Flexible Income Fund, the Intermediate Bond Fund, the Investment Grade Credit Fund, the Low Duration Bond Fund, the Strategic Income Fund, the Total Return Bond Fund, the Ultra Short Bond Fund and the Unconstrained Bond Fund.

In addition, effective December 31, 2021, disclosure relating to Steven J. Purdy under the heading “Management of the Funds — Portfolio Managers” on page 115 of the Prospectus is deleted in its entirety and replaced with the following:

Steven J. Purdy

Managing Director of the Adviser, has been with the Adviser since March 2016. Mr. Purdy manages the Corporate Bond Fund, the Floating Rate Income Fund, the High Yield Bond Fund and the Opportunistic High Income Credit Fund.

In addition, effective December 31, 2021, disclosure relating to Bret R. Barker under the heading “Management of the Funds — Portfolio Managers” on page 115 of the Prospectus is added as follows:

Bret R. Barker	Managing Director of the Adviser since 2009. Mr. Barker manages the AlphaTrak 500 Fund.

In addition, effective December 31, 2021, disclosure relating to Ruben Hovhannisyan under the heading “Management of the Funds — Portfolio Managers” on page 115 of the Prospectus is added as follows:

Ruben Hovhannisyan	Managing Director of the Adviser since 2009. Mr. Hovhannisyan manages the AlphaTrak 500 Fund.

In addition, effective December 31, 2021, the disclosure relating to Laird Landmann under the heading “PORTFOLIO MANAGERS — Other Accounts Managed” on page 66 of the SAI is deleted in its entirety and replaced with the following:

Laird R. Landmann*

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	19	$36,533	0	$0

Other Pooled Investment Vehicles:	47	$23,364	25	$4,244

Other Accounts:	206	$64,721	9	$8,285

* Information for Mr. Landmann is provided as of November 30, 2021.

In addition, effective December 31, 2021, the disclosure relating to Jerry Cudzil under the heading “PORTFOLIO MANAGERS — Other Accounts Managed” on page 67 of the SAI is deleted in its entirety and replaced with the following:

Jerry Cudzil*

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	1	$114	0	$0

Other Pooled Investment Vehicles:	10	$4,546	7	$2,906

Other Accounts:	12	$4,743	0	$0

* Information for Mr. Cudzil is provided as of November 30, 2021.

In addition, effective December 31, 2021, the disclosure relating to Bryan T. Whalen under the heading “PORTFOLIO MANAGERS — Other Accounts Managed” on page 67 of the SAI is deleted in its entirety and replaced with the following:

Bryan T. Whalen*

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	20	$36,465	0	$0

Other Pooled Investment Vehicles:	44	$23,429	18	$1,338

Other Accounts:	221	$70,015	9	$8,285

* Information for Mr. Whalen is provided as of November 30, 2021.

In addition, effective December 31, 2021, the disclosure relating to Steven J. Purdy under the heading “PORTFOLIO MANAGERS — Other Accounts Managed” on page 67 of the SAI is deleted in its entirety and replaced with the following:

Steven J. Purdy*

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	1	$114	0	$0

Other Pooled Investment Vehicles:	10	$4,546	7	$2,906

Other Accounts:	12	$4,743	0	$0

* Information for Mr. Purdy is provided as of November 30, 2021.

In addition, effective December 31, 2021, disclosure relating to Bret R. Barker under the heading “PORTFOLIO MANAGERS — Other Accounts Managed” on page 68 of the SAI is added as follows:

Bret R. Barker*

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	1	$11	0	$0

Other Pooled Investment Vehicles:	0	$0	0	$0

Other Accounts:	5	$56	0	$0

* Information for Mr. Barker is provided as of November 30, 2021.

In addition, effective December 31, 2021, disclosure relating to Ruben Hovhannisyan under the heading “PORTFOLIO MANAGERS — Other Accounts Managed” on page 68 of the SAI is added as follows:

Ruben Hovhannisyan*

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	1	$11	0	$0

Other Pooled Investment Vehicles:	0	$0	0	$0

Other Accounts:	1	$52	0	$0

* Information for Mr. Hovhannisyan is provided as of November 30, 2021.

In addition, effective December 31, 2021, the disclosure relating to the AlphaTrak 500 Fund under the heading “PORTFOLIO MANAGERS — Ownership of Securities” on page 69 of the SAI is deleted in its entirety and replaced with the following:

Dollar Range of Fund Shares Beneficially Owned
AlphaTrak 500 Fund
Stephen Kane	$500,001 - $1,000,000
Bryan T. Whalen*	None
Bret Barker*	None
Ruben Hovhannisyan*	None

* Information for Messrs. Whalen, Barker and Hovhannisyan is provided as of November 30, 2021.

In addition, effective December 31, 2021, the disclosure relating to the Corporate Bond Fund under the heading “PORTFOLIO MANAGERS — Ownership of Securities” on page 69 of the SAI is deleted in its entirety and replaced with the following:

Dollar Range of Fund Shares Beneficially Owned
Corporate Bond Fund
Bryan T. Whalen	$100,001 - $500,000
Jerry Cudzil	$100,001 - $500,000
Tammy Karp	None
Steven J. Purdy*	$50,001 - $100,000

* Information for Mr. Purdy is provided as of November 30, 2021.

In addition, effective December 31, 2021, the disclosure relating to the Opportunistic High Income Credit Fund under the heading “PORTFOLIO MANAGERS — Ownership of Securities” on page 69 of the SAI is deleted in its entirety and replaced with the following:

Dollar Range of Fund Shares Beneficially Owned
Opportunistic High Income Credit Fund
Steven Purdy	None
Harrison Choi	None
Brian Gelfand	None
Laird Landmann*	$500,001 - $1,000,000
Jerry Cudzil*	$100,001 - $500,000

* Information for Messrs. Landmann and Cudzil is provided as of November 30, 2021.

Please retain this Supplement with your Prospectus and SAI for future reference.